Organization and Business Background (Details 1) (HKD) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Business Acquisition [Line Items]
Net Income	250,000	176,000	130,700